Accumulated Other Comprehensive Loss - Summary of Changes in Accumulated Other Comprehensive (Loss) Income by Component (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and other postretirement benefits
Total Other comprehensive income (loss)	$ 19	$ 51	$ 21	$ 97	$ 80	$ (64)	$ 207
Foreign currency translation
Other comprehensive income (loss)	77	(1,041)	630	(1,873)	(1,611)	(924)	(1,159)
Cash flow hedges
Total Other comprehensive (loss) income	(380)	200	(635)	587	826	80	184
Energy Contracts [Member]
Cash flow hedges
Total Other comprehensive (loss) income before reclassifications, net of tax	49	3	88	(8)	(2)	(4)	3
Alcoa Corporation [Member]
Pension and other postretirement benefits
Balance at beginning of period	(353)	(383)	(352)	(424)	(424)	(373)	(554)
Establishment of defined benefit plans	(2,704)		(2,704)
Unrecognized net actuarial loss and prior service cost/benefit	(22)	49	(44)	90	73	(109)	197
Tax benefit (expense)	17	(11)	25	(21)	(18)	35	(54)
Total Other comprehensive (loss) income before reclassifications, net of tax	(5)	38	(19)	69	55	(74)	143
Amortization of net actuarial loss and prior service cost/benefit	38	5	58	21	26	35	58
Tax benefit (expense)	(13)	(1)	(20)	(7)	(9)	(12)	(20)
Total amount reclassified from Accumulated other comprehensive loss, net of tax	25	4	38	14	17	23	38
Total Other comprehensive income (loss)	20	42	19	83	72	(51)	181
Balance at end of period	(3,037)	(341)	(3,037)	(341)	(352)	(424)	(373)
Foreign currency translation
Balance at beginning of period	(1,437)	(1,282)	(1,851)	(668)	(668)	20	812
Other comprehensive income (loss)	32	(743)	446	(1,357)	(1,183)	(688)	(792)
Balance at end of period	(1,405)	(2,025)	(1,405)	(2,025)	(1,851)	(668)	20
Cash flow hedges
Balance at beginning of period	334	167	603	(224)	(224)	(304)	(485)
Net change from periodic revaluations	(434)	302	(779)	813	1,155	78	197
Tax benefit (expense)	95	(105)	170	(242)	(344)	(20)	(40)
Total Other comprehensive (loss) income before reclassifications, net of tax	(339)	197	(609)	571	811	58	157
Net amount reclassified to earnings	(46)	2	(44)	25
Tax benefit	15		14	(6)	(5)	(4)	(6)
Total amount reclassified from Accumulated other comprehensive income (loss), net of tax	(31)	2	(30)	19	16	22	24
Total Other comprehensive (loss) income	(370)	199	(639)	590	827	80	181
Balance at end of period	(36)	366	(36)	366	603	(224)	(304)
Alcoa Corporation [Member] | Aluminum Contracts [Member]
Cash flow hedges
Net amount reclassified to earnings	4	2	(1)	25	21	26	30
Alcoa Corporation [Member] | Energy Contracts [Member]
Cash flow hedges
Net amount reclassified to earnings	(50)		(50)
Alcoa Corporation [Member] | Interest Rate Contracts [Member]
Cash flow hedges
Net amount reclassified to earnings			7
Noncontrolling Interest [Member]
Pension and other postretirement benefits
Balance at beginning of period	(53)	(59)	(56)	(64)	(64)	(51)	(77)
Unrecognized net actuarial loss and prior service cost/benefit	(1)	10		13	5	(22)	28
Tax benefit (expense)		(1)		(1)	(1)	7	(9)
Total Other comprehensive (loss) income before reclassifications, net of tax	(1)	9		12	4	(15)	19
Amortization of net actuarial loss and prior service cost/benefit	1		3	4	6	3	11
Tax benefit (expense)	(1)		(1)	(2)	(2)	(1)	(4)
Total amount reclassified from Accumulated other comprehensive loss, net of tax			2	2	4	2	7
Total Other comprehensive income (loss)	(1)	9	2	14	8	(13)	26
Balance at end of period	(54)	(50)	(54)	(50)	(56)	(64)	(51)
Foreign currency translation
Balance at beginning of period	(640)	(569)	(779)	(351)	(351)	(115)	252
Other comprehensive income (loss)	45	(298)	184	(516)	(428)	(236)	(367)
Balance at end of period	(595)	(867)	(595)	(867)	(779)	(351)	(115)
Cash flow hedges
Balance at beginning of period	11	(6)	(3)	(2)	(2)	(2)	(5)
Net change from periodic revaluations	20	1	35	(4)	(1)		4
Tax benefit (expense)	(6)		(10)	1			(1)
Total Other comprehensive (loss) income before reclassifications, net of tax	14	1	25	(3)	(1)		3
Net amount reclassified to earnings	(34)		(29)
Tax benefit	10		8
Total amount reclassified from Accumulated other comprehensive income (loss), net of tax	(24)		(21)
Total Other comprehensive (loss) income	(10)	1	4	(3)	(1)		3
Balance at end of period	1	$ (5)	1	$ (5)	$ (3)	$ (2)	$ (2)
Noncontrolling Interest [Member] | Energy Contracts [Member]
Cash flow hedges
Net amount reclassified to earnings	$ (34)		(34)
Noncontrolling Interest [Member] | Interest Rate Contracts [Member]
Cash flow hedges
Net amount reclassified to earnings			$ 5